As filed with Securities and Exchange Commission on May 20, 2014
File Nos. 002-87775 and 811-04815
===============================================================
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]

Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 62 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 64 [X]
-----------------------------------
ULTRA SERIES FUND
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)

--------------------------------------------
It is proposed that this filing will become effective (check appropriate box):

[ X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 ===============================================================

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 20th day of May, 2014.

Ultra Series Fund

By:    /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/Katherine L. Frank	President and Trustee (Principal Executive Officer)	May 20, 2014
Katherine L. Frank

/s/Greg D. Hoppe	Treasurer (Principal Financial Officer)	May 20, 2014
Greg D. Hoppe

*	Trustee	May 20, 2014
Lorence D. Wheeler

*	Trustee	May 20, 2014
James R. Imhoff, Jr.

*	Trustee	May 20, 2014
Philip E. Blake

*	Trustee	May 20, 2014
Steven P. Riege

*	Trustee	May 20, 2014
Richard E. Struthers

*By: /s/ Pamela M. Krill
Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase